Fair Value Measurements - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Debt instruments carrying value	$ 2,235.5	$ 2,299.0	$ 2,332.0